Leases - Summary of Future Lease Payments under Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
Finance Lease, 2022	¥ 42,005	$ 6,592
Finance Lease, 2023	31,533	4,948
Finance Lease, 2024	27,954	4,387
Finance Lease, 2025	0	0
Finance Lease, 2026	0	0
Finance Lease, Thereafter	0	0
Finance Lease, Total future lease payments	101,492	15,927
Finance Lease, Less: Imputed interest	(15,581)	(2,445)
Finance Lease, Total lease liability balance	85,911	13,482	¥ 29,280
Operating Lease, 2022	175,848	27,594
Operating Lease, 2023	148,218	23,259
Operating Lease, 2024	79,884	12,536
Operating Lease, 2025	76,306	11,974
Operating Lease, 2026	70,717	11,097
Operating Lease, Thereafter	464,191	72,842
Operating Lease, Total future lease payments	1,015,164	159,302
Operating Lease, Less: Imputed interest	(217,886)	(34,191)
Operating Lease, Total lease liability balance	¥ 797,278	$ 125,111